(BARRETT GROWTH FUND LOGO)

Semi-Annual Report
December 31, 2001

LETTER TO
SHAREHOLDERS
JANUARY 25, 2002

Dear Fellow Shareholders:

During the second fiscal quarter of 2002 ending December 31, 2001, Barrett Growth Fund advanced by 12.41%, beating the S&P 500(R) Index. While behind for the calendar year, the Fund is ahead of the S&P 500(R) over the last three years and ahead of the Lipper Large-Cap Growth Fund Index for the last 12 months and three years. Performance for the Fund is shown in the table below:

                                                                                   SINCE INCEPTION
                                  TOTAL RETURN                                        12/29/98
                                 SECOND QUARTER        CALENDAR YTD                   --------
                                10/1/01-12/31/01    01/01/01-12/31/01      CUMULATIVE        AVERAGE ANNUAL
                                ----------------    -----------------      ----------        --------------
  BARRETT GROWTH FUND*<F1>           12.41%              (21.37%)             0.27%              0.09%
  S&P 500(R) Index                   10.71%              (11.87%)            (4.04%)            (1.36%)
  Lipper Large-Cap
    Growth Fund Index                14.22%              (23.87%)           (17.67%)            (6.26%)

THE QUARTER IN REVIEW
---------------------

The market ended the year on an up note with the S&P 500(R) rebounding from the depressed levels following the September 11 terrorist attacks. Sector performance again varied widely; many technology stocks that were the worst performers in the first fiscal quarter reversed and became the best performers in the most recent quarter. This was typical of most telecom and technology stocks. Additionally, the information services stocks did well while health care under-performed.

The Fed again lowered interest rates and thus far has ratcheted rates down eleven times since January 2001. Short-term rates are at their lowest levels in forty years. There were signs in the fourth quarter that the worst was over for corporate profits. Many companies are beginning to report sequential revenue increases, which should be good for stock prices.

Following is a graphical depiction of the sectors in the portfolio:

                AS OF 12/31/01, FIGURES AS A PERCENT OF EQUITIES
                ------------------------------------------------

          Financial Services                                     17.6%
          Software/Electronics                                   13.6%
          Healthcare                                             14.5%
          Consumer Products & Services                           20.7%
          Telecom Services & Equipment                            6.6%
          Information Services                                   12.5%
          Energy                                                  6.9%
          Basic Industry                                          7.6%

*<F1> The performance data quoted represents past performance and does not predict future performance. The performance information does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

THE PORTFOLIO
-------------

We initiated new positions in VERIZON and FANNIE MAE in the last quarter. No positions were eliminated, and the PEPSICO holding was increased.

VERIZON (2.3%) is the second largest provider of communication services in North America. Verizon's stock should benefit from the divestiture of remote rural access lines, the pending IPO of Verizon Wireless and further penetration of the long distance market.

FANNIE MAE (1.6%) is the nation's largest provider of residential mortgage loans. It is a GSE, government sponsored enterprise, like its brother Freddie Mac. Fannie Mae has compounded its earnings per share at 14% per year for the last 10 years yet the stock sells at a large discount to the market. We expect home ownership will continue to grow in an environment of low interest rates, and that Fannie Mae will continue to participate in this growth.

The best and worst performing holdings during the quarter were:

           BEST PERFORMING                           WORST PERFORMING
           ---------------                           ----------------
Company                      % Change        Company                 % Change
-------                      --------        -------                 --------
1. Intel Corp.                  54%          1. CVS Corp.              -11%
2. Symbol Technologies          51%          2. BP PLC                  -5%
3. Sun Microsystems             49%          3. Philip Morris Cos.      -5%
4. Cisco Systems                49%          4. Verizon*<F2>            -5%
5. Computer Sciences Corp.      48%          5. Amgen, Inc.             -4%

*<F2>  From date of purchase

The ten largest equity positions as a percentage of equity at December 31, 2001 were as follows:

  1.   First Data Corp.                                 4.1%
  2.   Microsoft Corp.                                  4.0%
  3.   American International Group                     3.6%
  4.   Anadarko Petroleum                               3.6%
  5.   Medtronic, Inc.                                  3.6%
  6.   Pfizer, Inc.                                     3.6%
  7.   Zions Bancorp                                    3.5%
  8.   Computer Sciences Corp.                          3.4%
  9.   Automatic Data Processing                        3.3%
  10.  BP PLC                                           3.3%

INVESTMENT OUTLOOK
------------------

The recession, which began in March of 2001, should be ending soon. Inventories have been cut, companies have downsized and interest rates have been reduced. The Federal Reserve cut the discount rate to the current 1-3/4% which should provide incentives for both businesses and consumers to borrow and spend.

Consumer expenditures have held up well while capital spending has taken the brunt of the decline. Expectations are that the consumer will not be dragged down in this recession inasmuch as lower energy prices, interest rates and tax cuts have meant a lessening of the burden on consumers' shoulders.

Certain managements have begun to state that "the worst is over" and we are seeing signs that the economy is poised to recover. The challenges that lay ahead include: 1) identifying high-quality, industry-leading, growth companies in an environment where there is risk for additional P/E contraction; and 2) building a diversified portfolio knowing that many technology, basic industry and consumer cyclical stocks offer the best leverage in a rebounding economy. After two down years in the market, we are very optimistic that the future looks brighter.

Thank you for choosing the Barrett Growth Fund, and for your patience over the last two years. While pleased that we have outperformed our benchmarks, we look forward to a more supportive economic environment for growth stock investing. Please visit us at our web site, www.barrettassociates.com. If you have any
                                 -------------------------
questions, or would like a copy of our current prospectus, please call toll-free
(877) 363-6333.

Sincerely,

/s/Robert E. Harvey

Robert E. Harvey, CFA
President

/s/Robert J. Voccola          Peter H. Shriver           Larry W. Seibert

Robert J. Voccola, CFA        Peter H. Shriver, CFA      Larry W. Seibert, CFA
Lead Portfolio Manager        Portfolio Manager          Portfolio Manager

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
(UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
  ------                                                              ------
             COMMON STOCKS - 97.62%

             BASIC INDUSTRY - 14.13%

             ENERGY - 6.69%
    9,000    Anadarko Petroleum
               Corporation                                         $   511,650
   10,000    BP p.l.c. ADR                                             465,100
                                                                   -----------
                                                                       976,750
                                                                   -----------

             INDUSTRIAL - 7.44%
    7,000    General Electric Company                                  280,560
   12,000    Honeywell International Inc.                              405,840
    8,000    Symbol Technologies, Inc.                                 127,040
    5,000    United Parcel Service,
               Inc. - Class B                                          272,500
                                                                   -----------
                                                                     1,085,940
                                                                   -----------
             Total Basic Industry                                    2,062,690
                                                                   -----------

             CONSUMER PRODUCTS
               & SERVICES - 20.16%

             CONSUMER PRODUCTS - 7.48%
    7,500    Colgate-Palmolive Company                                 433,125
    6,000    PepsiCo, Inc.                                             292,140
    8,000    Philip Morris Companies Inc.                              366,800
                                                                   -----------
                                                                     1,092,065
                                                                   -----------

             MEDIA &
               ENTERTAINMENT - 5.52%
   12,000    AOL Time Warner Inc.*<F3>                                 385,200
   30,000    Liberty Media Corporation*<F3>                            420,000
                                                                   -----------
                                                                       805,200
                                                                   -----------

             RETAILING - 7.16%
   13,000    CVS Corporation                                           384,800
    6,500    The Home Depot, Inc.                                      331,565
    8,000    Target Corporation                                        328,400
                                                                   -----------
                                                                     1,044,765
                                                                   -----------
             Total Consumer Products
               & Services                                            2,942,030
                                                                   -----------

             FINANCIAL SERVICES - 17.19%

             FINANCIAL SERVICES - 14.04%
    6,500    American International
               Group, Inc.                                             516,100
    3,000    Fannie Mae                                                238,500
    3,500    The Goldman Sachs Group, Inc.                             324,625
    9,000    State Street Corporation                                  470,250
    9,500    Zions Bancorporation                                      499,510
                                                                   -----------
                                                                     2,048,985
                                                                   -----------

             REAL ESTATE - 3.15%
   16,000    Equity Residential
               Properties Trust                                        459,360
                                                                   -----------
             Total Financial Services                                2,508,345
                                                                   -----------

             HEALTHCARE - 14.17%

             BIOTECHNOLOGY - 2.65%
    3,500    Amgen Inc.*<F3>                                           197,540
    3,500    Genentech, Inc.*<F3>                                      189,875
                                                                   -----------
                                                                       387,415
                                                                   -----------

             MEDICAL DEVICES
               & SERVICES - 3.51%
   10,000    Medtronic, Inc.                                           512,100
                                                                   -----------

             PHARMACEUTICALS - 8.01%
    6,000    Eli Lilly and Company                                     471,240
   13,000    Pfizer Inc.                                               518,050
    5,000    Schering-Plough Corporation                               179,050
                                                                   -----------
                                                                     1,168,340
                                                                   -----------
             Total Healthcare                                        2,067,855
                                                                   -----------

             INFORMATION
               SERVICES - 12.17%

             BUSINESS SERVICES - 8.81%
    8,000    Automatic Data Processing, Inc.                           471,200
    7,500    First Data Corporation                                    588,375
    6,500    Paychex, Inc.                                             226,525
                                                                   -----------
                                                                     1,286,100
                                                                   -----------

             COMPUTER SERVICES
               & OUTSOURCING - 3.36%
   10,000    Computer Sciences
               Corporation*<F3>                                        489,800
                                                                   -----------
             Total Information
               Services                                              1,775,900
                                                                   -----------

             SOFTWARE/
               ELECTRONICS - 13.32%

             ELECTRONICS - 7.00%
   16,500    EMC Corporation*<F3>                                      221,760
   12,000    Intel Corporation                                         377,400
    4,500    Linear Technology Corporation                             175,680
   20,000    Sun Microsystems, Inc.*<F3>                               246,000
                                                                   -----------
                                                                     1,020,840
                                                                   -----------

             SOFTWARE - 6.32%
    8,500    Microsoft Corporation*<F3>                                563,125
   26,000    Oracle Corporation*<F3>                                   359,060
                                                                   -----------
                                                                       922,185
                                                                   -----------
             Total Software/
               Electronics                                           1,943,025
                                                                   -----------

             TELECOMMUNICATIONS
               SERVICES &
               EQUIPMENT - 6.48%

             TELECOMMUNICATIONS & DATA
               NETWORK EQUIPMENT - 1.74%
   14,000    Cisco Systems, Inc.*<F3>                                  253,540
                                                                   -----------

             TELECOMMUNICATION SERVICES - 4.74%
    7,000    Verizon Communications Inc.                               332,220
   14,000    Vodafone Group PLC ADR                                    359,520
                                                                   -----------
                                                                       691,740
                                                                   -----------

             Total Telecommunications
               Services & Equipment                                    945,280
                                                                   -----------

             Total common stocks
               (Cost $13,797,272)                                  $14,245,125
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             VARIABLE RATE
               DEMAND NOTES #<F4> - 2.10%
 $305,789    Firstar Bank, 1.6756%                                     305,789
                                                                   -----------
             Total variable rate demand
               notes (Cost $305,789)                               $   305,789
                                                                   -----------
                                                                   -----------
             Total investments - 99.72%
               (Cost $14,103,061)                                  $14,550,914
             Other assets in excess
               of liabilities - 0.28%                                   41,094
                                                                   -----------

             TOTAL NET ASSETS - 100.00%                            $14,592,008
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing security.
 #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. Interest rates change periodically at specified dates. The rates shown are as of December 31, 2001.

                 See accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(UNAUDITED)

ASSETS:
   Investments in securities,
     at market value
     (Cost: $14,103,061)                                           $14,550,914
   Receivable for securities sold                                       51,199
   Receivable for fund
     shares purchased                                                    3,943
   Receivable from Adviser                                              27,714
   Accrued dividends and interest                                       18,682
   Prepaid assets                                                       11,398
                                                                   -----------
   Total assets                                                     14,663,850
                                                                   -----------

LIABILITIES:
   Payable for fund shares redeemed                                     10,000
   Accrued expenses                                                     61,842
                                                                   -----------
   Total liabilities                                                    71,842
                                                                   -----------
   Net assets applicable to
     outstanding capital stock                                     $14,592,008
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $16,070,981
   Accumulated undistributed
     net investment loss                                              (113,010)
   Accumulated undistributed
     net realized loss on investments                               (1,813,816)
   Unrealized appreciation
     on investments                                                    447,853
                                                                   -----------
   Total Net Assets                                                $14,592,008
                                                                   -----------
                                                                   -----------

Shares outstanding (unlimited
  shares of $0.001 par value
  authorized)                                                        1,492,120
                                                                   -----------

Net asset value, offering and
  redemption price per share                                       $      9.78
                                                                   -----------
                                                                   -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of
     withholding tax of $876)                                        $  74,251
   Interest income                                                       5,216
                                                                     ---------
   Total investment income                                              79,467
                                                                     ---------

EXPENSES:
   Investment advisory fee                                              71,198
   Professional fees                                                    38,824
   Administration fees                                                  18,216
   Distribution expenses                                                17,959
   Shareholder servicing fees
     and expenses                                                       17,296
   Fund accounting fees                                                 12,512
   Federal and state registration                                        9,568
   Trustees fees and expenses                                            6,072
   Custody fees                                                          5,336
   Insurance expense                                                     4,048
                                                                     ---------
   Total expenses before
     Adviser reimbursement                                             201,029
   Less fees and expenses
     reimbursed and waived
     by Adviser                                                       (111,235)
                                                                     ---------
   Net expenses                                                         89,794
                                                                     ---------
   Net investment loss                                                 (10,327)
                                                                     ---------

NET REALIZED AND
  UNREALIZED LOSSES:
   Net realized loss on investments                                   (776,010)
   Net change in unrealized
     appreciation on investments                                       (77,089)
                                                                     ---------
   Net realized and unrealized
     losses on investment securities                                  (853,099)
                                                                     ---------
   Net decrease in net assets
     resulting from operations                                       $(863,426)
                                                                     ---------
                                                                     ---------

                 See accompanying Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                              DECEMBER 31, 2001     YEAR ENDED
                                                 (UNAUDITED)      JUNE 30, 2001
                                              -----------------   -------------
OPERATIONS:
   Net investment loss                           $   (10,327)      $   (64,591)
   Net realized loss on investments                 (776,010)       (1,827,459)
   Net change in unrealized appreciation
     on investments                                  (77,089)       (3,756,125)
                                                 -----------       -----------
   Net decrease in assets resulting
     from operations                                (863,426)       (5,648,175)
                                                 -----------       -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                         587,957         4,012,203
   Proceeds from shares issued to holders in
     reinvestment of dividends                             0           108,176
   Cost of shares redeemed                          (625,032)       (4,308,594)
                                                 -----------       -----------
   Net decrease in net assets from
     capital share transactions                      (37,075)         (188,215)
                                                 -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                        0          (111,434)
                                                 -----------       -----------
   Net decrease in net assets from
     distributions to shareholders                         0          (111,434)
                                                 -----------       -----------

TOTAL DECREASE IN NET ASSETS                        (900,501)       (5,947,824)
                                                 -----------       -----------

NET ASSETS:
   Beginning of period                           $15,492,509       $21,440,333
                                                 -----------       -----------
   End of period                                 $14,592,008       $15,492,509
                                                 -----------       -----------
                                                 -----------       -----------

                 See accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
Per share data for a share of capital stock              ENDED
outstanding for the entire period and selected        DECEMBER 31,                  YEARS ENDED              DECEMBER 29, 19981<F5>
information for the period are as follows:                2001                        JUNE 30,                      THROUGH
                                                      (UNAUDITED)             2001                2000           JUNE 30, 1999
                                                      -----------            ------              ------      ----------------------

NET ASSET VALUE
Beginning of period                                      $10.35              $14.06              $10.94              $10.00
                                                         ------              ------              ------              ------

OPERATIONS
   Net investment loss2<F6>                               (0.01)              (0.02)              (0.03)              (0.01)
   Net realized and unrealized gains
     (losses) on securities                               (0.56)              (3.62)               3.40                0.95
                                                         ------              ------              ------              ------
       Total from investment operations                   (0.57)              (3.64)               3.37                0.94
                                                         ------              ------              ------              ------

LESS DISTRIBUTIONS
       Distributions from capital gains                      --               (0.07)              (0.25)                 --
                                                         ------              ------              ------              ------
                                                             --               (0.07)              (0.25)                 --
                                                         ------              ------              ------              ------
NET ASSET VALUE
       End of period                                     $ 9.78              $10.35              $14.06              $10.94
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------

Total return                                             (5.51%)3<F7>       (25.90%)             30.92%               9.40%3<F7>

Net assets at end of period (000s omitted)              $14,592             $15,493             $21,440              $9,752

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS
       Before expense reimbursement                       2.80%4<F8>          2.27%               2.81%               5.22%4<F8>
       After expense reimbursement                        1.25%4<F8>          1.25%               1.25%               1.44%4<F8>

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS
       Before expense reimbursement                      (1.69%)4<F8>        (1.36%)             (1.85%)             (4.02%)4<F8>
       After expense reimbursement                       (0.14%)4<F8>        (0.34%)             (0.29%)             (0.24%)4<F8>
       Portfolio turnover rate                              17%                 39%                 35%                 30%

1<F5>  Commencement of operations.
2<F6> Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3<F7>  Not annualized.
4<F8>  Annualized.

                 See accompanying Notes to Financial Statements

NOTES TO THE FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

1. ORGANIZATION     The Barrett Growth Fund (the "Fund") is a diversified series of The Barrett Funds (the "Trust"), a business trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the "Adviser") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT      a) Organization and Prepaid Initial Registration Expenses
ACCOUNTING          Expenses incurred by the Trust in connection with the
POLICIES            organization and the initial public offering of shares were expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery
                    (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

                    b) Investment Valuation
                    Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                    c) Federal Income Taxes
                    The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2001 the Fund had an accumulated capital loss carryforward for tax purposes of $346,228 which will expire on June 30, 2009.

                    d) Use of Estimates
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                    e) Other
                    Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS       The Trust has an Investment Advisory Agreement (the
                    "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets.

                    The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2002. Accordingly, during the six months ended December 31, 2001, the Adviser waived advisory fees and reimbursed other fund expenses in the amount of $111,235. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                          YEAR OF EXPIRATION       RECOVERABLE AMOUNT
                          ------------------       ------------------
                               6/30/02                  $204,753
                               6/30/03                  $207,255
                               6/30/04                  $194,335
                               6/30/05                  $111,235

4. DISTRIBUTION     The Trust, on behalf of the Fund, has adopted a distribution
PLAN                plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1
                    Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT       The aggregate purchases and sales of securities, excluding
TRANSACTIONS        short-term investments, by the Fund for the six months ended
                    December 31, 2001 were as follows:

                                             PURCHASES             SALES
                                             ----------          ----------
                    U.S. Government          $        0          $        0
                    Other                    $2,401,340          $2,609,771

                    At December 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                    Appreciation                                    $2,031,193
                    (Depreciation)                                  (1,583,340)
                                                                    ----------
                    Net unrealized appreciation on investments      $  447,853
                                                                    ----------
                                                                    ----------

                    At December 31, 2001, the cost of investments for tax purposes was $14,103,061.

6. SHARES OF                                    SIX MONTHS
BENEFICIAL                                         ENDED           YEAR ENDED
INTEREST                                     DECEMBER 31, 2001    JUNE 30, 2001
                                             -----------------    -------------
                    Shares sold                     60,383           319,858
                    Shares reinvested                    0             9,906
                    Shares redeemed                (65,155)         (358,236)
                                                 ---------         ---------
                    Net increase (decrease)
                      in shares                     (4,772)          (28,472)
                    Shares outstanding:
                    Beginning of year            1,496,892         1,525,364
                                                 ---------         ---------
                    End of year                  1,492,120         1,496,892
                                                 ---------         ---------
                                                 ---------         ---------

                              BARRETT GROWTH FUND
                                565 Fifth Avenue
                              New York, NY  10017
                                 (877) 363-6333

INVESTMENT ADVISER
BARRETT ASSOCIATES, INC.
565 Fifth Avenue
New York, NY  10017

DISTRIBUTOR
T.O. RICHARDSON SECURITIES, INC.
2 Bridgewater Road
Farmington, CT  06032

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. BANK, N.A.
425 Walnut Street
Cincinnati, OH  45202

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103

AUDITORS
KPMG LLP
303 East Wacker Drive
Chicago, IL  60601